Share-Based Compensation (Table) (Details) - Restricted Stock Units [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested, Weighted Average Fair Value on Grant Date, opening balance	$ 3.79	$ 0
Granted, Weighted Average Fair Value on Grant Date		3.79
Vested, Actual Fair Value on Vesting Date	0	0
Unvested, Weighted Average Fair Value on Grant Date, closing balance	$ 3.79	$ 3.79
Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested, Number of Units, opening balance	1,359,375	0
Granted, Number of Units		1,359,375
Vested, Number of Units	(373,826)
Unvested, Number of Units, closing balance	985,549	1,359,375